Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 1 month 17 days
Gross carrying amount	$ 996,877	$ 1,213,641
Accumulated amortization	(693,062)	(748,590)
Goodwill	2,425,418	2,475,732	$ 2,352,569
Total unamortized intangible assets	2,425,418	2,537,502
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 0	61,770
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	9 years 11 months 8 days
Gross carrying amount	$ 169,436	202,785
Accumulated amortization	$ (125,465)	(127,163)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 2 months 12 days
Gross carrying amount	$ 646,554	798,571
Accumulated amortization	$ (414,699)	(447,989)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average life (in years)	11 years 11 months 19 days
Gross carrying amount	$ 180,887	212,285
Accumulated amortization	$ (152,898)	$ (173,438)